Summarized Financial Information (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
		Sep. 30, 2013 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2015 CNY (¥)
Investments, Debt and Equity Securities [Abstract]
Current assets	[1]		$ 3,975,186		¥ 16,194,113	¥ 25,750,458
Non-current assets	[1]		3,627,855		12,073,373	23,500,517
Current liabilities	[1]		2,913,609		10,253,664	18,873,779
Non-current liabilities	[1]		2,700,300		8,051,191	17,492,002
Noncontrolling interests	[1]		164,146		536,042	¥ 1,063,306
Total revenues	[1]	¥ 2,960,637	1,618,600	¥ 10,484,967	7,280,123
Gross profit	[1]	2,097,599	1,091,882	7,072,995	4,962,670
Income (loss) from operations	[1]	495,482	(17,762)	(115,056)	433,052
Net income	[1]	540,651	316,855	2,052,526	625,520
Net income attributable to the investees	[1]	¥ 583,369	$ 340,780	¥ 2,207,503	¥ 728,644

[1]	The Company adopted an one-quarter lag in reporting its share of equity income in Ctrip